List of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2025
List of subsidiaries
Schedule of list of subsidiaries

	Ownership	Ownership
	Interest	Interest
	December 31,	December 31,
	2025	2024
Name	%	%
NHW Ltd	100	100
Nexters Global Ltd	100	100
Gamegears Ltd	100	100
Cubic Games Studio Ltd	100	100
Nexters Studio Armenia LLC	100	100
Nexters Studio Kazakhstan Ltd	100	100
Nexters Studio Portugal, Unipessoal LDA	100	100
Nexters Midasian FZ LLC	—	100
Nexters Finance Ltd	100	100
Nexters Lithuania UAB	100	100
GDEV Investments Ltd	100	100
Light Hour Games Ltd	100	—